TYPE                13F-HR
PERIOD              6/30/07
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: June 30,2007

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         August 10, 2007
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the commission.


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         14

Form 13F Information Table Value Total:    $  623,021
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERSSOLE      SHARED     NONE
---------------------------------------------------------------------------------------------------------- -------- --------
Advanced Medical Optics COM         00763m108          37,177 1,065,855 SH      SOLE                    1,065,855
Annaly Cap Mgmt Inc     COM         035710409         127,280 8,826,629 SH      SOLE                    8,826,629
Ebay Inc                COM         278642103          56,453 1,754,279 SH      SOLE                    1,754,279
Gartner Inc             COM         366651107          26,086 1,060,844 SH      SOLE                    1,060,844
Interwoven Inc          COM         46114t508          23,132 1,647,547 SH      SOLE                    1,647,547
MWI Veterinary Supply, ICOM         55402x105           2,792    70,000 SH      SOLE                       70,000
Micron Technology       COM         595112103          84,588 6,750,859 SH      SOLE                    6,750,859
Novastar Financial Inc  COM         669947400           1,662   238,077 SH      SOLE                      101,811  136,266
Novastar Financial Inc  COM         669947400             561    80,410 SH      OTHER      1               80,410
Powerwave Technologies ICOM         739363109          51,120 7,629,841 SH      SOLE                    7,629,841
Safeway Inc.            COM NEW     786514208          64,427 1,893,245 SH      SOLE                    1,893,245
Sealy                   COM         812139301         112,861 6,831,800 SH      SOLE                    6,831,800
Temper-Pedic Intl       COM         88023u101             424    16,363 SH      SOLE                       16,363
Micron Technology Inc   CALL        595112903          34,458 2,750,000 SH  CALLSOLE                    2,750,000

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 /DOCUMENT
 /SUBMISSION